Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate Intrinsic Value
Unvested at beginning of year	25,985,708	4,028,550	6,562,640
Number of ordinary shares, Granted	30,808,300	31,580,058
Number of ordinary shares, Vested	(10,016,440)	(6,629,200)	(2,160,940)
Number of ordinary shares, Forfeited	(14,183,788)	(2,993,700)	(373,150)
Unvested at end of year	32,593,780	25,985,708	4,028,550
Unvested at beginning of year (in dollars per share)	$ 0.05	$ 0.14	$ 0.22
Granted (in dollars per share)	0.09	0.04
Vested (in dollars per share)	0.06	0.06	0.36
Forfeited (in dollars per share)	0.05	0.05	0.26
Unvested at end of year (in dollars per share)	$ 0.08	$ 0.05	$ 0.14